Quarterly Holdings Report
for
Fidelity® SAI U.S. Value Index Fund
October 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
USV-NPRT1-1221
1.9885514.103
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.5%
Diversified Telecommunication Services - 6.7%
AT&T, Inc.	4,222,159	106,651,736
Liberty Global PLC Class A (a)	305,578	8,782,312
Lumen Technologies, Inc. (b)	588,279	6,976,989
Verizon Communications, Inc.	2,320,966	122,987,988
		245,399,025
Interactive Media & Services - 1.0%
Alphabet, Inc. Class A (a)	9,341	27,657,954
IAC (a)	49,350	7,519,460
		35,177,414
Media - 3.8%
Altice U.S.A., Inc. Class A (a)	134,759	2,196,572
Comcast Corp. Class A	1,577,578	81,134,837
Discovery Communications, Inc. Class A (a)	271,752	6,369,867
DISH Network Corp. Class A (a)	147,203	6,045,627
Fox Corp. Class A	272,653	10,835,230
Interpublic Group of Companies, Inc.	232,770	8,512,399
Nexstar Broadcasting Group, Inc. Class A	24,716	3,705,670
Omnicom Group, Inc.	126,777	8,630,978
ViacomCBS, Inc. Class B	363,887	13,179,987
		140,611,167
TOTAL COMMUNICATION SERVICES		421,187,606
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.6%
Autoliv, Inc. (b)	46,548	4,508,174
BorgWarner, Inc.	141,795	6,390,701
Lear Corp.	35,326	6,070,773
The Goodyear Tire & Rubber Co. (a)	166,166	3,177,094
		20,146,742
Automobiles - 2.5%
Ford Motor Co.	2,320,414	39,632,671
General Motors Co. (a)	858,466	46,726,304
Harley-Davidson, Inc. (b)	90,976	3,319,714
Thor Industries, Inc. (b)	32,741	3,338,272
		93,016,961
Distributors - 0.2%
LKQ Corp.	159,883	8,806,356
Household Durables - 1.8%
D.R. Horton, Inc.	192,756	17,207,328
Lennar Corp. Class A	169,997	16,987,800
Mohawk Industries, Inc. (a)	33,070	5,860,335
Newell Brands, Inc.	223,889	5,124,819
PulteGroup, Inc.	153,484	7,379,511
Toll Brothers, Inc.	68,591	4,127,120
Whirlpool Corp.	37,079	7,817,366
		64,504,279
Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc. (a)	4,384	14,784,733
Leisure Products - 0.2%
Brunswick Corp.	45,802	4,263,708
Polaris, Inc.	33,800	3,885,310
		8,149,018
Multiline Retail - 0.3%
Kohl's Corp.	92,396	4,483,978
Macy's, Inc.	184,443	4,882,206
		9,366,184
Specialty Retail - 0.9%
AutoNation, Inc. (a)(b)	25,829	3,128,408
Best Buy Co., Inc.	133,299	16,294,470
Dick's Sporting Goods, Inc. (b)	38,757	4,814,007
Gap, Inc. (b)	127,293	2,888,278
Lithia Motors, Inc. Class A (sub. vtg.)	17,890	5,710,846
		32,836,009
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	42,203	4,614,054
Tapestry, Inc.	164,907	6,428,075
		11,042,129
TOTAL CONSUMER DISCRETIONARY		262,652,411
CONSUMER STAPLES - 4.3%
Beverages - 0.1%
Molson Coors Beverage Co. Class B	111,409	4,912,023
Food & Staples Retailing - 1.0%
Kroger Co.	402,114	16,092,602
Walgreens Boots Alliance, Inc.	424,550	19,962,341
		36,054,943
Food Products - 1.9%
Archer Daniels Midland Co.	330,771	21,248,729
Conagra Brands, Inc.	284,004	9,144,929
Ingredion, Inc.	39,614	3,772,441
The J.M. Smucker Co.	64,136	7,879,749
The Kraft Heinz Co.	397,832	14,278,190
Tyson Foods, Inc. Class A	174,322	13,940,530
		70,264,568
Tobacco - 1.3%
Altria Group, Inc.	1,080,092	47,642,858
TOTAL CONSUMER STAPLES		158,874,392
ENERGY - 10.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A (b)	489,940	12,287,695
Oil, Gas & Consumable Fuels - 10.2%
Antero Resources Corp. (a)	168,939	3,356,818
APA Corp.	223,588	5,860,241
Chesapeake Energy Corp. (b)	57,904	3,690,801
Chevron Corp.	1,143,622	130,933,283
ConocoPhillips Co.	791,898	58,988,482
Devon Energy Corp.	347,426	13,924,834
Diamondback Energy, Inc.	100,657	10,789,424
EOG Resources, Inc.	345,280	31,924,589
HollyFrontier Corp.	88,413	2,988,359
Kinder Morgan, Inc.	1,152,634	19,306,620
Marathon Oil Corp.	466,330	7,610,506
Marathon Petroleum Corp.	377,410	24,882,641
Occidental Petroleum Corp.	524,609	17,590,140
Ovintiv, Inc.	154,436	5,794,439
PDC Energy, Inc.	58,366	3,053,125
Pioneer Natural Resources Co.	134,173	25,087,668
Targa Resources Corp. (b)	133,370	7,291,338
		373,073,308
TOTAL ENERGY		385,361,003
FINANCIALS - 19.6%
Banks - 3.8%
CIT Group, Inc.	58,622	2,903,548
Citigroup, Inc.	1,198,506	82,888,675
Citizens Financial Group, Inc.	251,944	11,937,107
First Horizon National Corp. (b)	324,791	5,511,703
KeyCorp	566,198	13,175,427
Popular, Inc.	47,685	3,883,466
Regions Financial Corp.	564,433	13,365,773
Zions Bancorp NA	95,503	6,015,734
		139,681,433
Capital Markets - 3.1%
Bank of New York Mellon Corp.	393,794	23,312,605
Goldman Sachs Group, Inc.	199,347	82,400,082
Invesco Ltd.	201,977	5,132,236
Jefferies Financial Group, Inc.	116,626	5,014,918
		115,859,841
Consumer Finance - 2.0%
Ally Financial, Inc.	213,231	10,179,648
Capital One Financial Corp.	263,817	39,844,282
OneMain Holdings, Inc.	60,910	3,216,657
SLM Corp.	180,882	3,319,185
Synchrony Financial	336,915	15,649,702
		72,209,474
Diversified Financial Services - 4.4%
Berkshire Hathaway, Inc. Class B (a)	546,677	156,901,768
Voya Financial, Inc. (b)	67,102	4,681,707
		161,583,475
Insurance - 5.6%
AFLAC, Inc.	364,918	19,585,149
Alleghany Corp. (a)	8,203	5,343,270
Allstate Corp.	174,870	21,626,173
American International Group, Inc.	505,772	29,886,067
Arch Capital Group Ltd. (a)	234,245	9,796,126
Athene Holding Ltd. (a)	77,207	6,717,781
Everest Re Group Ltd.	23,582	6,166,693
Fidelity National Financial, Inc.	168,525	8,074,033
First American Financial Corp.	65,008	4,754,685
Lincoln National Corp.	104,359	7,529,502
Markel Corp. (a)	8,118	10,659,989
MetLife, Inc.	430,752	27,051,226
Old Republic International Corp.	168,161	4,343,599
Principal Financial Group, Inc.	147,507	9,896,245
Prudential Financial, Inc.	228,734	25,172,177
Reinsurance Group of America, Inc.	40,214	4,748,469
Unum Group (b)	120,898	3,079,272
		204,430,456
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	310,386	4,941,345
Annaly Capital Management, Inc.	854,092	7,225,618
New Residential Investment Corp.	276,009	3,135,462
		15,302,425
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	66,420	3,188,160
MGIC Investment Corp.	200,580	3,241,373
New York Community Bancorp, Inc.	274,939	3,417,492
		9,847,025
TOTAL FINANCIALS		718,914,129
HEALTH CARE - 19.1%
Biotechnology - 4.7%
AbbVie, Inc.	1,045,019	119,832,329
Gilead Sciences, Inc.	741,432	48,104,108
United Therapeutics Corp. (a)	26,550	5,064,678
		173,001,115
Health Care Equipment & Supplies - 0.4%
Hologic, Inc. (a)	149,769	10,979,565
Quidel Corp. (a)	22,357	2,968,339
		13,947,904
Health Care Providers & Services - 7.5%
Anthem, Inc.	142,932	62,194,001
Cardinal Health, Inc.	171,588	8,203,622
Centene Corp. (a)	344,802	24,563,694
Cigna Corp.	201,127	42,962,738
CVS Health Corp.	780,344	69,669,112
Laboratory Corp. of America Holdings (a)	57,187	16,413,813
McKesson Corp.	91,472	19,015,199
Molina Healthcare, Inc. (a)	34,046	10,068,083
Quest Diagnostics, Inc. (b)	72,258	10,606,029
Tenet Healthcare Corp. (a)	63,324	4,537,798
Universal Health Services, Inc. Class B	44,879	5,569,484
		273,803,573
Life Sciences Tools & Services - 0.3%
Bio-Rad Laboratories, Inc. Class A (a)	12,713	10,102,767
Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co.	1,314,041	76,739,994
Jazz Pharmaceuticals PLC (a)	36,163	4,811,126
Pfizer, Inc.	2,925,077	127,942,868
Royalty Pharma PLC (b)	209,599	8,285,448
Viatris, Inc.	715,142	9,547,146
		227,326,582
TOTAL HEALTH CARE		698,181,941
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.1%
Huntington Ingalls Industries, Inc.	23,742	4,813,216
Air Freight & Logistics - 0.9%
FedEx Corp.	145,447	34,257,132
Building Products - 0.3%
Builders FirstSource, Inc. (a)(b)	120,767	7,037,093
Owens Corning	60,897	5,688,389
		12,725,482
Machinery - 0.5%
Oshkosh Corp.	40,608	4,345,056
Timken Co.	41,067	2,913,704
Westinghouse Air Brake Tech Co.	103,573	9,397,178
		16,655,938
Professional Services - 0.3%
Manpower, Inc.	32,077	3,100,242
Nielsen Holdings PLC	212,213	4,297,313
Science Applications Internati	34,279	3,077,569
		10,475,124
Road & Rail - 0.2%
Knight-Swift Transportation Holdings, Inc. Class A (b)	98,160	5,564,690
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	78,883	4,657,252
WESCO International, Inc. (a)	26,227	3,397,970
		8,055,222
TOTAL INDUSTRIALS		92,546,804
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.0%
Cisco Systems, Inc.	503,714	28,192,873
Juniper Networks, Inc.	192,289	5,676,371
Lumentum Holdings, Inc. (a)	44,891	3,707,099
		37,576,343
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	42,481	4,917,176
Corning, Inc.	454,552	16,168,415
Flex Ltd. (a)	288,792	4,880,585
II-VI, Inc. (a)(b)	62,042	3,754,161
Jabil, Inc.	86,268	5,172,629
Vontier Corp.	99,907	3,379,854
		38,272,820
IT Services - 4.1%
Alliance Data Systems Corp.	29,432	2,509,078
Amdocs Ltd.	75,505	5,877,309
DXC Technology Co. (a)	148,550	4,838,274
Fidelity National Information Services, Inc.	365,278	40,450,886
Global Payments, Inc.	173,716	24,839,651
IBM Corp.	530,042	66,308,254
The Western Union Co.	240,318	4,378,594
		149,202,046
Semiconductors & Semiconductor Equipment - 4.5%
Intel Corp.	2,340,998	114,708,902
Micron Technology, Inc.	665,728	46,001,805
MKS Instruments, Inc.	32,799	4,921,490
		165,632,197
Software - 2.6%
Microsoft Corp.	257,199	85,292,332
NCR Corp. (a)	77,731	3,073,484
VMware, Inc. Class A (a)	47,534	7,210,908
		95,576,724
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	574,205	86,015,909
Dell Technologies, Inc. (a)	164,151	18,054,968
Hewlett Packard Enterprise Co.	772,275	11,313,829
HP, Inc.	710,407	21,546,644
Western Digital Corp. (a)	181,236	9,476,830
		146,408,180
TOTAL INFORMATION TECHNOLOGY		632,668,310
MATERIALS - 6.7%
Chemicals - 3.2%
Celanese Corp. Class A	65,677	10,607,492
Corteva, Inc.	434,159	18,733,961
Dow, Inc.	441,020	24,683,889
DuPont de Nemours, Inc.	309,304	21,527,558
Eastman Chemical Co.	80,307	8,354,337
Huntsman Corp. (b)	124,693	4,062,498
LyondellBasell Industries NV Class A	156,283	14,506,188
Olin Corp.	85,424	4,867,460
The Chemours Co. LLC	97,686	2,737,162
The Mosaic Co.	204,457	8,499,277
		118,579,822
Containers & Packaging - 0.7%
Berry Global Group, Inc. (a)	80,015	5,244,183
International Paper Co.	231,107	11,479,085
WestRock Co.	157,904	7,595,182
		24,318,450
Metals & Mining - 2.7%
Alcoa Corp.	110,520	5,078,394
Freeport-McMoRan, Inc.	868,153	32,746,731
Newmont Corp.	472,549	25,517,646
Nucor Corp.	173,681	19,391,484
Reliance Steel & Aluminum Co.	37,533	5,485,823
Steel Dynamics, Inc.	114,676	7,577,790
United States Steel Corp. (b)	159,755	4,215,934
		100,013,802
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	56,322	3,319,055
TOTAL MATERIALS		246,231,129
UTILITIES - 0.9%
Electric Utilities - 0.8%
NRG Energy, Inc.	144,795	5,775,873
PG&E Corp. (a)	868,025	10,069,090
PPL Corp.	455,173	13,108,982
		28,953,945
Gas Utilities - 0.1%
UGI Corp.	123,682	5,369,036
TOTAL UTILITIES		34,322,981
TOTAL COMMON STOCKS (Cost $3,103,336,979)		3,650,940,706

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	5,754,253	5,755,404
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	87,285,618	87,294,346
TOTAL MONEY MARKET FUNDS (Cost $93,049,750)		93,049,750

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $3,196,386,729)	3,743,990,456
NET OTHER ASSETS (LIABILITIES) - (2.1)% (e)	(78,799,086)
NET ASSETS - 100.0%	3,665,191,370

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	62	Dec 2021	14,250,700	662,200	662,200

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $644,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	72,626,158	109,518,524	176,389,278	1,721	-	-	5,755,404	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	42,917,213	145,413,514	101,036,381	36,839	-	-	87,294,346	0.2%
Total	115,543,371	254,932,038	277,425,659	38,560	-	-	93,049,750

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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